GENERAL	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	General:

Magal Security Systems Ltd. ("the Parent Company" or "Magal") and its subsidiaries (together - "the Company") is a leading international provider of solutions and products for physical and video security solutions, as well as site management. The Company offers comprehensive integrated solutions for critical sites, which leverage its broad portfolio of homegrown PIDS (Perimeter Intrusion Detection Systems), advanced VMS (Video Management Software) with native IVA (Intelligent Video Analytics) security solutions, as well as a proprietary command and control platform.

Through December 31, 2018, the Company’s business was managed and reported in three business segments: Perimeter Products segment (Products), Turnkey Projects segment (Projects) and Video and Cyber security segment. Commencing January 1, 2019, the Company re-organized its structure into two divisions: Magal Integrated Solutions (“Projects” segment) and Senstar Product division (“Products” segment). Each division is reported as a separate business segment. See Note 15 for additional information.

b.
The ongoing Coronavirus pandemic that first surfaced in China and is spreading throughout the world has had an adverse effect on the Company's industry and the markets in which it operates (see Note 17 "Subsequent events" for additional information).

c.	2018 Acquisition:

On April 2, 2018 (the "Closing Date"), the Company completed the acquisition of a 55% controlling interest in ESC BAZ Ltd. ("ESC BAZ" or "BAZ") by means of a capital investment in ESC BAZ against the issuance of shares. As a part of the transaction, the Company invested $ 2,846 in ESC BAZ and granted a put option to the non-controlling interest for the remaining 45% of the shares of ESC BAZ, exercisable starting 2021. Starting 2019, the Company has an exercisable call option, which enables it to acquire the non-controlling interest in ESC BAZ. The exercise price of the put and call options is based on a formula calculation, driven by an adjusted multiple on the average operating income of ESC BAZ.

ESC BAZ is an Israeli-based company, focused on the development and manufacture of military-grade smart security video observation and surveillance systems. The acquisition broadens the Company’s offerings, adding a wide range of modular and customizable medium and long range surveillance systems for distances from 500m up to 25km. ESC BAZ systems, which have been used successfully for over twenty years, are operational and field proven with customers including the Israeli Defense Forces, police and security services, as well as numerous other government and civilian customers worldwide.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed. The entire goodwill was assigned to the BAZ reporting unit within the Company’s Project segment. The results of ESC BAZ's operations have been included in the consolidated financial statements since April 2, 2018.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net assets (including cash of $ 2,461)	$3,683
Intangible assets	501
Adjustment to deferred revenue	20
Deferred tax liabilities	(80)
Goodwill	255
Redeemable non-controlling interests	(1,533)

Total purchase price	$2,846

In performing the purchase price allocation, management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of the acquired company's business.

The fair value of intangible assets was based on the market participant approach using an income approach. Intangible assets that are subject to amortization are amortized over their estimated useful lives. For technology, Magal is using the straight-line method and for customer relationships and backlog, Magal is using the acceleration method.

The following table sets forth the components of intangible assets associated with the acquisition:

Fair value

Technology	$190
Customer relationships	164
Backlog	147

Total intangible assets	$501

Redeemable non-controlling interests in the amount of $ 1,533 were recorded at acquisition date and classified as temporary equity (mezzanine account), separate from permanent equity, on the consolidated balance sheets. The redeemable non-controlling interests are measured at each reporting period at the higher of their redemption amount or the non-controlling interest book value, in accordance with the requirements of ASC 810 “Consolidation” and ASC 480-10-S99-3A, “Distinguishing Liabilities from Equity” (See Note 2c).

Acquisition related costs for the year ended December 31, 2018 amounted to approximately $ 67 and were included in general and administrative expenses in the statement of operations.

The amounts of revenue and net earnings of ESC BAZ since the acquisition date were included in the consolidated income statement for the reporting period in which the acquisition was made are:

Year ended December 31, 2018

Revenues	$3,969

Net income	$210

Unaudited pro forma condensed results of operations:

The following represents the unaudited pro forma condensed results of operations for the years ended December 31, 2018 and 2017, assuming that the acquisition of ESC BAZ occurred on January 1, 2017. The pro forma information is not necessarily indicative of the results of operations that would have actually occurred had the acquisitions been consummated on those dates, nor does it purport to represent the results of operations for future periods.

	Year ended December 31,
	2018	2017
	Unaudited

Revenues	$94,216	$69,851

Net income (loss) attributable to Magal shareholders'	$3,198	$(6,802)

Basic and diluted net income (loss) per share	$0.14	$(0.30)